Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets
(12)	Goodwill and Intangible Assets

Goodwill at December 31, 2016 and 2015, and the changes in the balance for the years then ended are as follows:

	2016	2015
Balance, beginning of year	$482,905	482,905
Increase in goodwill due to acquisition (1)	4,929	—

Balance, end of year	$487,834	482,905

The goodwill balance at December 31, 2016 and 2015, relates to the Individual Annuity segment. See note 24 for further discussion regarding the operating segments.

Intangible assets at December 31, 2016 and 2015, and the changes in the balance for the years then ended are as follows:

	2016	2015
Balance, beginning of year	$—	2,050
Increase in intangibles due to acquisition (1)	2,872	—
Amortization	(376)	—
Transfer to held-for-sale	—	(2,050)

Balance, end of year	$2,496	—

(1)	The increase in goodwill and intangible assets relates to the acquisition of a Field Marketing Office (FMO). See note 19 for further details regarding the acquisition.

During 2015, intangible assets of $2,050 were transferred to held-for-sale assets, and recorded in Other assets on the Consolidated Balance Sheets. See note 2 for further details.

The net amortization of the intangible assets in each of the next five years is as follows:

2017	$410
2018	410
2019	410
2020	410
2021	410
2022 and beyond	446

Accumulated amortization of intangible assets is $14,869 and $14,493 as of December 31, 2016 and 2015, respectively.

Goodwill and intangible assets are reviewed on an annual basis and impairment considerations are made depending on economic market conditions. There were no impairments to goodwill or intangible assets in 2016 or 2015.